CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and cash equivalents	$ 196,117,766	$ 292,600,273
Equity in commodity futures trading accounts:
Cash (restricted cash $17,272,542 and $30,299,187)	50,930,747	80,889,133
Net unrealized profit / market value on open contracts / options	2,633,381	11,011,532
Investments in Non-Consolidated LLCs (cost $157,905,014 and $0) (See note 3)	157,474,126
Due from Non- Consolidated LLCs	37,488
Accrued interest and other assets	11,520	47,090
TOTAL ASSETS	407,205,028	384,548,028
LIABILITIES:
Net unrealized loss / market value on open contracts / options	370,340	836,750
Due to Non-Consolidated LLCs	254,832
Redemptions payable	7,402,636	2,920,771
Profit Shares payable	498,661	2,826,765
Distribution fees payable	980,952	906,196
Trading Advisors' management fees payable	464,787	422,572
Sponsor fees payable	413,081	381,761
Administrator fees payable	375,692	282,914
Professional fees payable	437,409	521,140
Other fees payable	196,672	53,446
Total liabilities	11,395,062	9,152,315
PARTNERS' CAPITAL:
General Partner (3,211,292 and 2,935,456 Units)	3,836,207	3,705,350
Limited Partners (350,651,611 and 314,444,048 Units)	391,973,759	371,690,363
Total partners' capital	395,809,966	375,395,713
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 407,205,028	$ 384,548,028